Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net

10. Property and Equipment, Net

Property and equipment as of December 31, 2010 and 2011 consist of the following:

	2010		2011
	(In millions of Korean Won)
Computer and equipment	(Won)	11,608	(Won)	12,026
Furniture and fixtures		1,717		1,859
Vehicles		92		93
Capital lease assets		837		938
Leasehold improvements		763		771
Software externally-purchased		9,534		9,647

		24,551		25,334
Less: accumulated depreciation		(21,879)		(22,603)

	(Won)	2,672	(Won)	2,731

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were (Won)2,924 million, (Won)1,856 million and (Won)1,651 million, respectively.

No impairment loss was recorded for the years ended December 31, 2009, 2010 and 2011.